CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of non-vested restricted stock activity

	Number of Non-vested Restricted Common Shares	Weighted Average Grant Date Fair Value
Balance at January 1, 2025	–	$–
Granted	121,667	5.14
Vested	(8,750)	–
Forfeited	–	–
Balance at December 31, 2025	112,917	$5.14

Schedule of option activity

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2025	–	$–
Granted	90,002	5.15
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at December 31, 2025	90,002	5.15
Options Vested and Exercisable at December 31, 2025	22,500	$5.15